Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
SCG-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.91%
Aerospace & Defense–1.82%
BWX Technologies, Inc.	338,315	$16,773,657
TransDigm Group, Inc. (b)	80,126	36,376,403
		53,150,060
Alternative Carriers–0.95%
Cogent Communications Holdings, Inc.	467,253	25,348,475
Iridium Communications, Inc. (b)	95,798	2,532,899
		27,881,374
Apparel Retail–0.50%
Urban Outfitters, Inc. (b)	490,508	14,538,657
Apparel, Accessories & Luxury Goods–1.31%
Carter’s, Inc.	186,465	18,793,807
G-III Apparel Group Ltd. (b)	486,626	19,445,575
		38,239,382
Application Software–11.99%
2U, Inc. (b)	342,111	24,238,564
Aspen Technology, Inc. (b)	451,645	47,088,508
Blackline, Inc. (b)	543,372	25,168,991
Fair Isaac Corp. (b)	198,914	54,031,010
Guidewire Software, Inc. (b)	366,574	35,616,330
New Relic, Inc. (b)	261,597	25,819,624
Pegasystems, Inc.	448,464	29,150,160
Q2 Holdings, Inc. (b)	612,013	42,388,020
RealPage, Inc. (b)	591,455	35,895,404
Ultimate Software Group, Inc. (The) (b)	93,945	31,014,063
		350,410,674
Auto Parts & Equipment–1.36%
Cooper-Standard Holdings, Inc. (b)	117,217	5,504,510
Fox Factory Holding Corp. (b)	320,264	22,383,251
Visteon Corp. (b)	177,187	11,933,545
		39,821,306
Biotechnology–7.16%
Agios Pharmaceuticals, Inc. (b)	378,240	25,508,505
Amicus Therapeutics, Inc. (b)	2,073,367	28,197,791
Halozyme Therapeutics, Inc. (b)	1,703,868	27,432,275
Neurocrine Biosciences, Inc. (b)	408,287	35,970,085
Repligen Corp. (b)	596,109	35,218,120
Sage Therapeutics, Inc. (b)	181,935	28,936,762
Sarepta Therapeutics, Inc. (b)	235,475	28,066,265
		209,329,803
Brewers–0.80%
Boston Beer Co., Inc. (The), Class A(b)	79,376	23,394,489
Shares		Value
Building Products–0.47%
Masonite International Corp. (b)	276,918	$13,815,439
Casinos & Gaming–0.76%
Penn National Gaming, Inc. (b)	1,098,758	22,085,036
Construction & Engineering–0.76%
KBR, Inc.	1,157,110	22,089,230
Construction Machinery & Heavy Trucks–1.43%
Oshkosh Corp.	285,392	21,441,501
WABCO Holdings, Inc. (b)	154,880	20,417,830
		41,859,331
Construction Materials–0.99%
Martin Marietta Materials, Inc.	144,013	28,972,535
Distributors–0.96%
Pool Corp.	169,144	27,903,686
Education Services–0.74%
Adtalem Global Education, Inc. (b)	467,282	21,644,502
Electronic Components–1.50%
II-VI, Inc. (b)	489,754	18,238,439
Littelfuse, Inc.	141,044	25,737,709
		43,976,148
Electronic Equipment & Instruments–3.51%
Cognex Corp.	595,264	30,275,127
National Instruments Corp.	492,034	21,826,628
Trimble, Inc. (b)	614,401	24,821,800
Zebra Technologies Corp., Class A(b)	122,839	25,738,456
		102,662,011
Electronic Manufacturing Services–0.01%
Fabrinet (Thailand)(b)	6,085	318,611
Financial Exchanges & Data–1.04%
MarketAxess Holdings, Inc.	123,993	30,512,197
Footwear–0.93%
Steven Madden Ltd.	800,463	27,087,668
General Merchandise Stores–0.82%
Ollie’s Bargain Outlet Holdings, Inc. (b)	279,315	23,833,949
Health Care Equipment–5.99%
DexCom, Inc. (b)	176,982	21,078,556
Glaukos Corp. (b)	285,016	22,336,704
Hill-Rom Holdings, Inc.	264,293	27,978,057
Integer Holdings Corp. (b)	261,266	19,704,682
Integra LifeSciences Holdings Corp. (b)	418,990	23,346,123
Masimo Corp. (b)	176,916	24,463,944
Nevro Corp. (b)	212,439	13,279,562
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Penumbra, Inc. (b)	155,649	$22,881,960
		175,069,588
Health Care Facilities–0.93%
Encompass Health Corp.	428,540	25,026,736
Select Medical Holdings Corp. (b)	150,071	2,114,500
		27,141,236
Health Care Services–1.98%
BioTelemetry, Inc. (b)	408,334	25,569,875
Chemed Corp.	101,120	32,365,479
		57,935,354
Health Care Supplies–1.65%
Avanos Medical, Inc. (b)	521,776	22,269,400
ICU Medical, Inc. (b)	109,028	26,093,671
		48,363,071
Health Care Technology–1.37%
Medidata Solutions, Inc. (b)	265,489	19,444,414
Vocera Communications, Inc. (b)	650,727	20,582,495
		40,026,909
Industrial Machinery–4.32%
Hillenbrand, Inc.	484,649	20,127,473
ITT, Inc.	492,130	28,543,540
John Bean Technologies Corp.	240,692	22,117,188
Kennametal, Inc.	483,176	17,756,718
Lincoln Electric Holdings, Inc.	226,945	19,033,877
Timken Co. (The)	426,828	18,618,237
		126,197,033
Interactive Home Entertainment–0.80%
Take-Two Interactive Software, Inc. (b)	248,758	23,475,293
Investment Banking & Brokerage–1.87%
Evercore, Inc., Class A(b)	319,043	29,032,913
LPL Financial Holdings, Inc.	369,459	25,732,819
		54,765,732
IT Consulting & Other Services–1.98%
Booz Allen Hamilton Holding Corp.	455,974	26,510,329
EPAM Systems, Inc. (b)	185,279	31,336,237
		57,846,566
Leisure Facilities–0.59%
Six Flags Entertainment Corp.	349,262	17,236,080
Leisure Products–0.64%
Brunswick Corp.	372,803	18,763,175
Life & Health Insurance–0.70%
American Equity Investment Life Holding Co.	756,306	20,435,388
Life Sciences Tools & Services–2.84%
Bio-Techne Corp.	193,948	38,508,375
Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	235,796	$22,721,303
Syneos Health, Inc. (b)	418,287	21,650,535
		82,880,213
Managed Health Care–1.49%
HealthEquity, Inc. (b)	588,676	43,550,251
Metal & Glass Containers–0.96%
Berry Global Group, Inc. (b)	521,488	28,092,559
Movies & Entertainment–0.38%
IMAX Corp. (b)	495,741	11,243,406
Multi-line Insurance–0.73%
American Financial Group, Inc.	221,378	21,298,777
Office Services & Supplies–0.77%
MSA Safety, Inc.	217,892	22,530,033
Oil & Gas Drilling–0.43%
Patterson-UTI Energy Inc.	903,918	12,672,930
Oil & Gas Equipment & Services–0.36%
Oil States International, Inc. (b)	619,748	10,510,926
Oil & Gas Exploration & Production–0.84%
Centennial Resource Development, Inc., Class A(b)	1,196,079	10,513,535
Parsley Energy, Inc., Class A(b)	724,757	13,987,810
		24,501,345
Oil & Gas Refining & Marketing–0.58%
PBF Energy, Inc., Class A	540,803	16,840,605
Packaged Foods & Meats–0.83%
Lancaster Colony Corp.	154,831	24,260,469
Pharmaceuticals–3.37%
Aerie Pharmaceuticals, Inc. (b)	420,167	19,957,932
Catalent, Inc. (b)	625,196	25,376,706
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	162,286	27,356,551
Intersect ENT, Inc. (b)	805,821	25,907,145
		98,598,334
Property & Casualty Insurance–2.19%
Hanover Insurance Group, Inc. (The)	207,364	23,674,748
Mercury General Corp.	448,906	22,476,723
RLI Corp.	249,606	17,909,231
		64,060,702
Regional Banks–1.75%
Cathay General Bancorp	346,477	11,749,035
Cullen/Frost Bankers, Inc.	251,734	24,435,819
Sterling Bancorp	807,395	15,041,769
		51,226,623
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Research & Consulting Services–1.23%
CoStar Group, Inc. (b)	77,232	$36,022,549
Restaurants–3.23%
Dunkin’ Brands Group Inc.	368,002	27,636,950
Jack in the Box Inc.	189,358	15,349,360
Texas Roadhouse, Inc.	450,116	27,992,714
Wendy’s Co. (The)	1,303,290	23,315,858
		94,294,882
Security & Alarm Services–0.94%
Brink’s Co. (The)	363,152	27,385,292
Semiconductor Equipment–0.69%
MKS Instruments, Inc.	216,818	20,174,915
Semiconductors–3.33%
Monolithic Power Systems Inc.	176,729	23,945,012
Power Integrations, Inc.	257,257	17,992,555
Semtech Corp. (b)	586,805	29,874,243
Silicon Laboratories Inc. (b)	316,940	25,627,768
		97,439,578
Specialized REITs–0.65%
CoreSite Realty Corp.	33,286	3,562,268
CubeSmart	478,853	15,342,450
		18,904,718
Specialty Chemicals–1.63%
Ingevity Corp. (b)	289,767	30,602,293
PolyOne Corp.	580,377	17,010,850
		47,613,143
Specialty Stores–0.90%
Five Below, Inc. (b)	211,766	26,311,926
Shares		Value
Systems Software–2.78%
Proofpoint, Inc. (b)	216,641	$26,306,717
Qualys, Inc. (b)	364,045	30,121,083
SailPoint Technologies Holding, Inc. (b)	860,060	24,700,923
		81,128,723
Trading Companies & Distributors–1.12%
Univar, Inc. (b)	695,148	15,404,480
Watsco, Inc.	120,217	17,216,276
		32,620,756
Trucking–2.26%
Knight-Swift Transportation Holdings, Inc.	578,491	18,905,086
Landstar System, Inc.	209,162	22,880,231
Old Dominion Freight Line, Inc.	167,946	24,249,723
		66,035,040
Total Common Stocks & Other Equity Interests (Cost $1,984,755,937)		2,890,980,208

Money Market Funds–1.06%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(c)	10,841,666	10,841,666
Invesco Liquid Assets Portfolio- Institutional Class, 2.48%(c)	7,747,358	7,749,682
Invesco Treasury Portfolio-Institutional Class, 2.31%(c)	12,390,475	12,390,475
Total Money Market Funds (Cost $30,980,389)		30,981,823
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $2,015,736,326)		2,921,962,031
OTHER ASSETS LESS LIABILITIES–0.03%		836,386
NET ASSETS–100.00%		$2,922,798,417
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Small Cap Growth Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Growth Fund